Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2024	31/12/2023
Current deposits	5,100	6,506
Cash in hand and at banks	974,680	523,071
Total cash and cash equivalents	979,780	529,577